Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that there were no events that would have required adjustment or disclosure in the consolidated financial statements, except the following:

SH Youxu and Youxu Nanyang are defendants in a dispute with Shanghai Jiehuan Intelligent Technology Co., Ltd. The parties previously entered into a debt-to-equity swap agreement concerning multiple creditor’s rights, under which the defendants were required to complete the equity transfer by May 31, 2025. Due to the procedural timeline required for the transfer, the defendants did not complete it by the deadline, and the plaintiff subsequently filed a claim seeking repayment of the outstanding debt of RMB5,800. The first court hearing was held on August 12, 2025, and no judgment has been rendered as of the date of this report. The parties are currently negotiating a potential out-of-court settlement.

Xiamen Youxu and Youpin Shandong are defendants in a dispute with Yidong New Energy Technology Co., Ltd. The parties entered into a battery lease agreement in July 2022, under which the defendants agreed to lease new energy vehicles provided by the plaintiff. During the performance of the contract, the defendants identified quality issues with the vehicle batteries supplied by the plaintiff. After multiple rounds of unsuccessful negotiations to resolve the issues, the defendants terminated the cooperation. The plaintiff subsequently filed a lawsuit, citing the defendants’ failure to pay rent on time. The case was first heard in court on September 11, 2025, and the parties reached a settlement in court. Pursuant to the settlement agreement, the defendants are required to pay outstanding compensation of RMB892 to the plaintiff within the specified period. Upon execution of the settlement agreement, the Company has recognized the related amount in other expenses and other payables in the consolidated financial statements.

Youxu Zibo and Youpin Shandong are defendants in a dispute with Shandong Qiying Industrial Investment and Development Co., Ltd. The parties entered into a contract in 2022, under which the defendants were to lease the plaintiff’s factory building and dormitories through an equity transfer arrangement. In 2025, the plaintiff filed a lawsuit seeking payment of RMB7,608 in rent and RMB619 in liquidated damages. The case was heard on September 12, 2025, and no judgment has been rendered as of the date of this report.

23. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that no events that would have required adjustment or disclosure in the consolidated financial statements except the following:

Youpin SD sued one of its vehicle sourcing service providers Inner Mongolia Zhonglutong Trading Co., Ltd. for failing to deliver vehicles as scheduled to Youpin SD’s customer. Youpin SD won the case on September 8, 2022. On March 23, 2023, both parties entered into a settlement agreement, and the supplier agreed to return the deposit and liquidated damages with a total of RMB2,746 (US$376). As of the date of this annual report, Youpin SD has applied for compulsory enforcement and the remaining unpaid amount was RMB2,609 (US$357).

Youpin sued Hainan Gaozhan New Energy Vehicle Company Limited for its failure to refund a deposit of RMB170 (US$243) to Youpin in November 2023. On April 10, 2024, Youpin won the trial. As of the date of this report, Youpin has applied for compulsory enforcement.

Youguan Financial Leasing (China) Co., Ltd. sued Sichuan Maichebang Automobile Sales Co., Ltd., Yuan Mingqin and Yuan Jinsong for rent and liquidated damages of a total of RMB1,949, on January 9, 2024. The case has been accepted by the court. On March 21, 2025, the Zhangdian District People’s Court of Zibo City reopened proceedings for the case. Subsequently, on April 8, 2025, the court appointed an independent valuation firm to assess the disputed vehicles’ market value under judicial supervision.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 and liquidated damages, on January 16, 2024. The initial hearing was held on March 22, 2024. Youpin SD lost the case and appealed to the court on July 25, 2024. On November 8, 2024, the Quanzhou Intermediate People’s Court has revoked the original judgment and remanded the case for retrial.

AHYS, Shanghai Youcang Business Consulting Partnership (Limited Partnership), and Li Jia were sued by Zhuji Huarui Wenhua Equity Investment Partnership (Limited Partnership), Zhuji Huarui Torch Venture Capital Investment Partnership (Limited Partnership) and Zhuji Fuhui Industrial Transformation and Upgrading Investment Fund Partnership (Limited Partnership). The plaintiffs requested the court to order the defendants to jointly pay the investment exit amount of RMB10,000, along with overdue payment penalties (calculated based on RMB10,000 at the prevailing one-year Loan Prime Rate (LPR) of banks, calculated from January 1, 2024, to the actual payment date; and the litigation costs. The case commenced on February 20, 2025.

Wuhu High-Tech Industrial Development Zone Administrative Committee has issued an Administrative Decision to Youpin on August 29, 2024, which requires Youpin to return a rental subsidy of RMB3,000. Youpin has applied for administrative reconsideration to the Wuhu Municipal People’s Government. A hearing for the case was held on January 9, 2025, and the decision from the reconsideration authority is pending as of the date of this annual report.

Zibo Hengsong You Car Equity Investment Fund Partnership (Limited Partnership) has sued Youpin SD, AHYS, WFOE and Mr. Jia Li. The plaintiff requests the defendants to repurchase the 13.0435% equity interest in Youpin SD and jointly pay the equity repurchase price of RMB240,000 plus interest (temporarily calculated at RMB78,220). In response, the defendants believe that the plaintiff’s claim is unfounded and that all their contractual obligations have been fulfilled. The defendants will file a counterclaim demanding that the plaintiff transfer the 13.0435% equity interest in Youpin SD to the defendants at a consideration of one yuan. The initial court hearing is scheduled for May 6, 2025.

On January 27, 2025, after giving further effect to the offering (which includes the issuance and sale of 648,000 Class A Ordinary Shares and Pre-funded Warrants to purchase up to an aggregate of 393,668 Class A Ordinary Shares), the Group have been received approximately US$4,662.